Loan Payable (Details Narrative)					12 Months Ended
	Mar. 17, 2025 USD ($) shares	Mar. 17, 2025 CAD ($)	Oct. 01, 2024 CAD ($)	Sep. 26, 2023 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 CAD ($) shares	Oct. 04, 2025 USD ($)	Oct. 04, 2025 CAD ($)	Apr. 04, 2025 USD ($)	Apr. 04, 2025 CAD ($)	Mar. 17, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CAD ($) shares	Oct. 04, 2024 USD ($)	Oct. 04, 2024 CAD ($)	Apr. 15, 2024 CAD ($) $ / shares shares	Mar. 27, 2024 USD ($)	Mar. 27, 2024 CAD ($)	Jan. 05, 2024 shares	Dec. 31, 2023 CAD ($)	Sep. 26, 2023 CAD ($) $ / shares shares	Sep. 16, 2022 shares
IfrsStatementLineItems [Line Items]
Credit facility					$ 8,860,960
Repayment of loans payable							$ (1,650,000)
Original issue discount							(165,000)
Number of shares issued | shares					554,798			554,798						328,412	328,412						200,000
Proceeds from loan					$ 6,000,000	$ 8,212,407	5,899,864
Discount rate					15.00%	15.00%
Credit facility					$ 5,814,407
Financing costs					67,920
Interest expense						$ 1,777,174	587,043
Accretion expense							$ 696,123
Principal outstanding of loans payable					8,860,960			$ 12,151,389						$ 2,351,747	$ 3,383,929							$ 2,703,154
Unamortized discount					1,608,416			2,205,685						1,273,382	1,836,728
Interest payable outstanding					287,945			394,870						$ 105,843	$ 152,427
Warrants [member]
IfrsStatementLineItems [Line Items]
Credit facility					380,553			539,266
Number of shares issued | shares																								1,666,667
Credit facility					380,553
Financing costs					$ 4,445			$ 6,299
2023 tranche [member]
IfrsStatementLineItems [Line Items]
Effective interest rate					23.01%	23.01%
2025 tranche [member]
IfrsStatementLineItems [Line Items]
Effective interest rate					14.43%	14.43%
Iso Energy Ltd [member]
IfrsStatementLineItems [Line Items]
Maturity date			April 1, 2025
Effective interest rate			15.00%
Promissory note			$ 6,020,000
Advance to promissory note			4,249,864
Repayment of promissory note			1,650,000
outstanding principal amount of promissory note			5,899,864
Accrued interest			$ 261,857
Loan agreement [member]
IfrsStatementLineItems [Line Items]
Interest payment									$ 227,429	$ 317,616	$ 222,327	$ 316,038				$ 217,846	$ 313,727		$ 203,321	$ 292,809
Working capital																		$ 250,000
Market price | $ / shares																		$ 9.00
Loan agreement [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																		53,333
Fair value of warrants																		$ 250,109
Exercise price | $ / shares																		$ 7.125
Loan agreement [member] | Lender [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																							561,404
Exercise price of warrants | $ / shares																							$ 7.125
Loan agreement [member] | Extract Advisors LLC [member]
IfrsStatementLineItems [Line Items]
Credit facility																							$ 4,300,000
Maturity date				September 26, 2028
Interest rate, description				bears a coupon of the Secured Overnight Financing Rate (“SOFR”) plus 5.0% per annum, payable semi-annually in U.S. dollars. The Company, with written notice, may elect to capitalize the interest payable on the Credit Facility semi-annually, in arrears, at a rate of SOFR plus 7.0%.
Repayment of loans payable				$ 3,203,961
Original issue discount				$ 300,000
Amending agreement [member]
IfrsStatementLineItems [Line Items]
Credit facility	$ 6,000,000
Arrangement fee	141,137												$ 200,000
Legal fees	67,920	$ 96,247
Proceeds from legal fees	$ 44,456	$ 62,997
Amending agreement [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	799,000												799,000
Exercise price | $ / shares													$ 11.25